Deposits	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Deposits
5.	DEPOSITS

Deposits held by the Company as at June 30, 2013 and December 31, 2012 consist of:

	June 30, 2013 A$000s	December 31, 2012 A$000s

Term deposit as security for a Banker’s Undertaking	180	317

Cash deposits provided to Government Departments for the purpose of guaranteeing the Company’s performance in accordance with mining law	132	616

Other	153	152

	465	1,085

6.           DEPOSITS

Deposits held by the Company consist of:

	December 31
	2012 A$000s	2011 A$000s

Term Deposit as security for a Banker’s Undertaking	317	299
Other	152	148
Cash deposits provided to Government Departments for the purpose of guaranteeing the Company’s performance in accordance with mining law	616	707
	1,085	1,154